As filed with the U.S. Securities and Exchange Commission on August 7, 2012

File No. 002-73948

File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.__	☐
Post-Effective Amendment No. 149	☒

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 150	☒

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Office)        (Zip Code)

Registrant’s Telephone Number, including Area Code (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 149/150 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 7th day of August, 2012.

DFA INVESTMENT DIMENSIONS GROUP INC. (Registrant)

By:	/s/ David G. Booth	*
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME		TITLE	DATE

/s/ David G. Booth David G. Booth	*	President, Director, Chairman and Co-Chief Executive Officer	August 7, 2012

/s/ Eduardo A. Repetto Eduardo A. Repetto	*	Director, Co-Chief Executive Officer and Chief Investment Officer	August 7, 2012

/s/ David R. Martin David R. Martin	*	Chief Financial Officer Treasurer and Vice President	August 7, 2012

/s/ George M. Constantinides George M. Constantinides	*	Director	August 7, 2012

/s/ John P. Gould John P. Gould	*	Director	August 7, 2012

/s/ Roger G. Ibbotson Roger G. Ibbotson	*	Director	August 7, 2012

/s/ Edward P. Lazear Edward P. Lazear	*	Director	August 7, 2012

/s/ Myron S. Sholes Myron S. Sholes	*	Director	August 7, 2012

/s/ Abbie J. Smith Abbie J. Smith	*	Director	August 7, 2012

*By:	/s/ Carolyn L. O
Carolyn L. O
Attorney-In-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase